Subsequent events (Details) - Major ordinary share transactions $ in Billions	Mar. 25, 2025 $ / shares	Feb. 14, 2025 COP ($)
Disclosure of non-adjusting events after reporting period [line items]
Cash dividend (in dollars per share) | $ / shares	$ 0.625
Bonds authorized for registration and public offering | $		$ 300